RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Change in Fair Value of Scheme Assets - Postemployment Retirement Benefits [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the fair value of scheme assets
Beginning Balance	£ 42,238	£ 44,893
Return on plan assets excluding amounts included in interest income	3,531	(1,558)
Interest income	1,220	1,152
Employer contributions	1,062	863
Benefits paid	(2,174)	(3,079)
Settlements	(18)	(18)
Administrative costs paid	(43)	(41)
Exchange and other adjustments	(25)	26
Ending Balance	£ 45,791	£ 42,238